Unaudited Condensed Consolidated Statements of Comprehensive Income (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Net Income	$ 15,685,097	$ 21,199,409
Other Comprehensive Income/(Loss)
Reclassification adjustment	(92,857)	11,830
Other Comprehensive Income/(Loss)	(92,857)	11,830
Comprehensive Income	$ 15,592,240	$ 21,211,239